Warrants	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Warrants
Warrants

10. Warrants

The Company accounts for the Public warrants, the Private Placement warrants, the Representative warrants, the Penny warrants, and the Arena Ordinary share warrants in accordance with the guidance contained in IAS 32 and IFRS 9 under which the Public warrants meet the criteria for equity treatment and are recorded as equity due to the settlement provision in the warrant agreement. In accordance with IAS 32 and IFRS 9, the Private Placement warrants, Representative warrants, the Penny warrants and Arena Ordinary share warrants (collectively the “Warrants”) are initially required to be classified as liability instruments in its entirety; therefore, the Warrants are required to be measured at fair value at each reporting period with changes in fair value recorded within earnings.

The following table presents the warrants outstanding and exercisable on 31 December 2024 and 30 June 2024:

Public warrants	9,000,000
Private Placement warrants	479,000
Representative warrants	450,000
Arena Ordinary share warrants	458,720
Total warrants	10,387,720

Public, Private, and Representative Warrants

As part of EDOC’s IPO, EDOC issued warrants to third-party investors where each whole warrant entitles the holder to purchase one share of the Company’s ordinary shares at an exercise price of USD$11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, EDOC completed the private sale of warrants where each warrant allows the holder to purchase one share of the Company’s ordinary shares at USD$11.50 per share. Additionally, the Company issued to the underwriters a warrant (“Representative’s Warrant) to purchase up to 450,000 Class A ordinary shares stock at an exercise price of USD$11.50 per share.

These warrants expire on the fifth anniversary of the Business Combination or earlier upon redemption or liquidation and are exercisable commencing 30 days after the Business Combination, provided that the Company has an effective registration statement under the Securities Act covering the ordinary shares issuable upon exercise of the warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their warrants on a cashless basis under the circumstances specified in the warrant agreement) and registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder.

The Company may call the warrants for redemption (excluding the private warrants, and any outstanding Representative’s Warrants, and any warrants underlying units issued to the Sponsor, initial shareholders, officers, directors or their affiliates in payment of Working Capital Loans made to the Company), in whole and not in part, at a price of USD$0.01 per warrant:

●	at any time while the warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30-trading day period ending on the third trading business day prior to the notice of redemption to warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the Class A ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day until the date of redemption.

Arena Ordinary Share Warrants

In connection with the closing of the Business Combination, the Company closed the private placement, pursuant to the private offering rules under the Securities Act of 1933, as amended (the “Securities Act”), of the Arena Warrants and Debentures pursuant to the Securities Purchase Agreement dated August 23, 2023 between the Company, AOI, EDOC, certain AOI subsidiaries and Arena Investors, LP (the “PIPE Investors”) and executed the Arena Transaction Documents including the 10% Original Issue Discount Secured Convertible Debenture, the Arena Warrant, the Registration Rights Agreement and related documents. The Ordinary Shares pursuant to the Arena Warrants grant the PIPE Investors the right to purchase the number of Ordinary Shares underlying the Warrants equal to 25% of the total principal amount of the related Debenture purchased by the PIPE Investor on the applicable closing date divided by 92.5% of the average of the three (3) lowest daily VWAP of the Ordinary Shares for the ten (10) consecutive trading day period ended on the last trading day immediately preceding such closing date, subject to adjustment upon the occurrence of certain events as set forth in such Arena Warrant be exercisable at the exercise price set forth in the Arena Warrants, as may be adjusted pursuant to the terms of the Arena Warrants.

Penny Warrants

In connection with the Amendment No. 3 to the Securities Purchase Agreement the Company agrees that in the event that (w) the Company fails to achieve the transfer of all of Energreen’s equity interests in CQ Oilseeds to the Company such that CQ Oilseeds becomes a wholly-owned subsidiary of the Company on or prior to the Substantial Completion Date, (x) the Company fails to achieve the transfer of the Australian Crushing Plant Lease from Energreen to CQ Oilseeds on or prior to the Substantial Completion Date, (y) CQ Oilseeds fails to grant to the Purchaser a first priority security interest in all of its assets, free and clear of all other liens and encumbrances other than the first priority security interests of the Purchaser pursuant to the Australian CQ Oilseeds General Security Deed and the Australian Leasehold Mortgage on or prior to the Substantial Completion Date, on or prior to the Substantial Completion Date, and/or (z) any of CQ Oilseeds, Energreen, the Company or the Company fails to comply with, or breaches any of the covenants in any Transaction Document, then (i) the Company shall issue to the Purchaser a warrant to purchase ten million (10,000,000) Ordinary Shares at an exercise price of USD$0.01 per Ordinary Share (as the same may be amended, amended and restated or otherwise modified from time to time, a “Penny Warrant”) and (ii) the Company shall enter into a Registration Rights Agreement with the Purchaser providing registration rights with respect to the Underlying Shares issuable under the Penny Warrant with terms substantially similar to the terms provided in the First Registration Rights Agreement. The Penny Warrant shall, among other things, (i) provide for the purchase by the Purchaser of ten million (10,000,000) Ordinary Shares (the “Penny Warrant Shares”), subject to adjustment upon the occurrence of certain events as set forth in such Penny Warrant; (ii) be exercisable at a price of USD$0.01 per Ordinary Share; and (iii) be substantially in the form of Exhibit C attached hereto. The Company and AOI agree that, from time to time, upon written notice from the Purchaser, the Company shall provide and cause their Subsidiaries to provide the Purchaser with any information and documentation related to the progress of the construction of the CQ Oilseeds Facility as the Purchaser may request in its discretion.

14 Warrants

The Company accounts for the Public warrants, the Private Placement warrants, the Representative warrants, the Penny warrants, and the Arena Ordinary share warrants in accordance with the guidance contained in IAS 32 and IFRS 9 under which the Public warrants meet the criteria for equity treatment and are recorded as equity due to the settlement provision in the warrant agreement. In accordance with IAS 32 and IFRS 9, the Private Placement warrants, Representative warrants, the Penny warrants and Arena Ordinary share warrants (collectively the “Warrants”) are initially required to be classified as liability instruments in its entirety; therefore, the Warrants are required to be measured at fair value at each reporting period with changes in fair value recorded within earnings.

The following table presents the warrants outstanding and exercisable on June 30, 2024:

Public warrants	9,000,000
Private Placement warrants	479,000
Representative warrants	450,000
Arena Ordinary share warrants	458,720
Total warrants	10,387,720

As of June 30, 2023, the Company did not have any warrants issued.

Public, Private, and Representative Warrants

As part of EDOC’s IPO, EDOC issued warrants to third-party investors where each whole warrant entitles the holder to purchase one share of the Company’s ordinary shares at an exercise price of USD$11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, EDOC completed the private sale of warrants where each warrant allows the holder to purchase one share of the Company’s ordinary shares at USD$11.50 per share. Additionally, the Company issued to the underwriters a warrant (“Representative’s Warrant) to purchase up to 450,000 Class A ordinary shares stock at an exercise price of USD$11.50 per share.

These warrants expire on the fifth anniversary of the Business Combination or earlier upon redemption or liquidation and are exercisable commencing 30 days after the Business Combination, provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their warrants on a cashless basis under the circumstances specified in the warrant agreement) and registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder.

The Company may call the warrants for redemption (excluding the private warrants, and any outstanding Representative’s Warrants, and any warrants underlying units issued to the Sponsor, initial shareholders, officers, directors or their affiliates in payment of Working Capital Loans made to the Company), in whole and not in part, at a price of USD$0.01 per warrant:

●	at any time while the warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30-trading day period ending on the third trading business day prior to the notice of redemption to warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the Class A ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day until the date of redemption.

Arena Ordinary Share Warrants

In connection with the closing of the Business Combination, the Company closed the private placement, pursuant to the private offering rules under the Securities Act of 1933, as amended (the “Securities Act”), of the Arena Warrants and Debentures pursuant to the Securities Purchase Agreement dated August 23, 2023 between the Company, AOI, EDOC, certain AOI subsidiaries and Arena Investors, LP (the “PIPE Investors”) and executed the Arena Transaction Documents including the 10% Original Issue Discount Secured Convertible Debenture, the Arena Warrant, the Registration Rights Agreement and related documents. The Ordinary Shares pursuant to the Arena Warrants grant the PIPE Investors the right to purchase the number of Ordinary Shares underlying the Warrants equal to 25% of the total principal amount of the related Debenture purchased by the PIPE Investor on the applicable closing date divided by 92.5% of the average of the three (3) lowest daily VWAP of the Ordinary Shares for the ten (10) consecutive trading day period ended on the last trading day immediately preceding such closing date, subject to adjustment upon the occurrence of certain events as set forth in such Arena Warrant be exercisable at the exercise price set forth in the Arena Warrants, as may be adjusted pursuant to the terms of the Arena Warrants.

Penny Warrants

In connection with the Amendment No. 3 to the Securities Purchase Agreement the Company agrees that in the event that (w) the Company fails to achieve the transfer of all of Energreen’s equity interests in CQ Oilseeds to the Company such that CQ Oilseeds becomes a wholly-owned subsidiary of the Company on or prior to the Substantial Completion Date, (x) the Company fails to achieve the transfer of the Australian Crushing Plant Lease from Energreen to CQ Oilseeds on or prior to the Substantial Completion Date, (y) CQ Oilseeds fails to grant to the Purchaser a first priority security interest in all of its assets, free and clear of all other liens and encumbrances other than the first priority security interests of the Purchaser pursuant to the Australian CQ Oilseeds General Security Deed and the Australian Leasehold Mortgage on or prior to the Substantial Completion Date, on or prior to the Substantial Completion Date, and/or (z) any of CQ Oilseeds, Energreen, the Company or the Company fails to comply with, or breaches any of the covenants in any Transaction Document, then (i) the Company shall issue to the Purchaser a warrant to purchase ten million (10,000,000) Ordinary Shares at an exercise price of USD$0.01 per Ordinary Share (as the same may be amended, amended and restated or otherwise modified from time to time, a “Penny Warrant”) and (ii) the Company shall enter into a Registration Rights Agreement with the Purchaser providing registration rights with respect to the Underlying Shares issuable under the Penny Warrant with terms substantially similar to the terms provided in the First Registration Rights Agreement. The Penny Warrant shall, among other things, (i) provide for the purchase by the Purchaser of ten million (10,000,000) Ordinary Shares (the “Penny Warrant Shares”), subject to adjustment upon the occurrence of certain events as set forth in such Penny Warrant; (ii) be exercisable at a price of USD$0.01 per Ordinary Share; and (iii) be substantially in the form of Exhibit C attached hereto. The Company and AOI agree that, from time to time, upon written notice from the Purchaser, the Company shall provide and cause their Subsidiaries to provide the Purchaser with any information and documentation related to the progress of the construction of the CQ Oilseeds Facility as the Purchaser may request in its discretion.